2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Prepaid inventory	$ 59,374		$ 60,608	$ 0
Deferred revenue	0		105,159	0
Advertising expense			66,563	0
Research and development expense			1,698	0
Amortization expense	$ 14,681	$ 0	27,074	$ 0
Inventory [Member]
Prepaid inventory			$ 30,431